Basis of preparation and statement of compliance - Consolidated financial statements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Company Information
Net income (loss)	€ (184,212)	€ (110,426)	€ (54,274)
Total assets	118,967	69,561	116,004
Shareholders' equity	(106,647)	(32,032)	45,476	€ 88,866
Adjustments to reconcile separate financial statements to consolidated financial statements
Company Information
Net income (loss)	(189)	(2,999)	208
Total assets	(16,660)	(14,045)	(4,962)
Shareholders' equity	(2,341)	(2,130)	(5)
Separate | Inventiva S.A
Company Information
Net income (loss)	(184,045)	(107,231)	(55,173)
Total assets	120,051	70,304	112,289
Shareholders' equity	(105,358)	(30,777)	44,369
Separate | Inventiva Inc.
Company Information
Net income (loss)	22	(197)	691
Total assets	15,576	13,301	8,676
Shareholders' equity	€ 1,051	€ 876	€ 1,111